SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 2)	12 Months Ended
Jun. 30, 2015 USD ($) Segment
Concentration of Credit Risk and Other
FDIC insurance coverage for substantially all deposit accounts | $	$ 250,000
Number of operating segments	1
Buildings and improvements | Minimum
Premises and equipment
Useful life	5 years
Buildings and improvements | Maximum
Premises and equipment
Useful life	39 years
Furniture, fixtures and equipment | Minimum
Premises and equipment
Useful life	5 years
Furniture, fixtures and equipment | Maximum
Premises and equipment
Useful life	7 years